SCHEDULE OF INVESTMENTS
USA Mutuals Vice Fund (Unaudited)
June 30, 2021

Shares	Security				Value
	COMMON STOCK - 86.9%
	AEROSPACE & DEFENSE - 12.7%
477,704	BAE Systems PLC				$3,449,420
14,700	Northrop Grumman Corporation *** `				5,342,421
57,958	Raytheon Technologies Corporation ***				4,944,397
					13,736,238
	BEVERAGES - 21.6%
15,000	Carlsberg A/S *				2,796,093
19,000	Constellation Brands, Inc.				4,443,910
24,500	Diageo plc - ADR				4,696,405
45,000	Heineken N.V.				5,453,268
26,500	Pernod Ricard S.A.				5,882,273
					23,271,949
	E-COMMERCE DISCRETIONARY - 1.0%
5,000	Alibaba Group Holding Ltd. - ADR *				1,133,900

	ENTERTAINMENT CONTENT - 0.4%
10,000	ViacomCBS, Inc.				452,000

	LEISURE FACILITIES & SERVICES - 29.8%
130,000	DraftKings, Inc. *				6,782,100
22,500	Evolution Gaming Group A.B.				3,555,579
10,000	Flutter Entertainment plc - ADR *				906,500
1,155,000	Galaxy Entertainment Group Ltd. *				9,245,296
61,000	Las Vegas Sands Corporation *				3,214,090
1,400,000	Melco International Development Ltd.				2,571,256
850,000	Sands China Ltd. *				3,579,846
1,474,600	Wynn Macau Ltd. *				2,320,829
					32,175,496
	REIT - 1.2%
28,322	Gaming and Leisure Properties, Inc.				1,312,158

	TOBACCO & CANNABIS - 20.2%
100,000	Altria Group, Inc.				4,768,000
93,000	British American Tobacco plc - ADR				3,655,830
55,000	Philip Morris International, Inc.				5,451,050
925,000	Swedish Match A.B.				7,888,024
					21,762,904

	TOTAL COMMON STOCK (Cost - $57,552,856)				93,844,645

	EXCHANGE TRADED FUNDS- 2.5%
	EQUITY FUNDS- 2.5%
14,000	Direxion Russell 1000 Value Over Growth ETF				808,489
20,000	iShares MSCI United Kingdom ETF ^				654,000
20,000	Vanguard FTSE All-World ex-US ETF				1,267,800
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,533,214)				2,730,289

Contracts**		Notional Value	Exercise Price	Expiration Date
	PURCHASED OPTIONS - 0.0% *
	PURCHASED PUT OPTIONS - 0.0%
94	S&P E-Mini Future Option	$19,740,000	$4,200.00	7/6/2021	3,995
	TOTAL PURCHASED OPTIONS (Cost - $19,676)

Shares

	COLLATERAL FOR SECURITIES LOANED - 0.6%
636,500	First American Government Obligations Fund - Class X, 0.03% +#				636,500
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $636,500)

SCHEDULE OF INVESTMENTS
USA Mutuals Vice Fund (Unaudited) (Continued)
June 30, 2021
					Value

	TOTAL INVESTMENTS - 90.0% (Cost - $60,742,246)				$97,215,429
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.0%				10,766,929
	NET ASSETS - 100.0%				$107,982,358

	ADR - American Depositary Receipt
	ETF - Exchange Traded Fund
	PLC - Public Limited Company
	REIT - Real Estate Investment Trust
	* Non-Income producing security.
	** Each Purchased Option contract allows the option holder to buy/sell 50 shares of the underlying security at the exercise price for the S&P E-mini.
	*** All or a portion of this investment is held in a separate collateral account. Collateral has a fair value of $10,286,818 and represents 9.5% of net assets.
	+ Variable rate security. Rate reflects seven-day yield on June 30, 2021.
	^ All or a portion of these securities are on loan. Total loaned securities had a value of $621,300 at June 30, 2021.
	# This investment was purchased with the cash collateral received from securities on loan. The total fair value of collateral received as of June 30, 2021 is $636,500.

Contracts	Security	Notional Amount	Value	Maturity Date	Unrealized Gain
	OPEN LONG FUTURES CONTRACT
94	E-Mini S&P 500 Index Future	$20,119,525	$20,156,420	9/17/2021	$36,895
	NET UNREALIZED GAIN FROM OPEN FUTURES CONTRACT

	There is no variation margin due to or from the Fund as of the date of this report.

Country	Percent of Net Assets
United States	36.5%
Hong Kong	13.1%
Great Britain	10.9%
Sweden	10.6%
France	5.4%
Netherlands	5.1%
Cayman Islands	4.4%
Denmark	2.6%
Ireland	0.8%
Other Assets in Excess of Liabilities	10.6%
100.0%